Fair Value Measurements	9 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

(4) Fair Value Measurements

ASC 820 established a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy categorizes the inputs into three levels with the highest priority given to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority given to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1—Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Level 1 primarily consists of financial instruments such as exchange-traded derivatives and listed equities. Equity securities that are also classified as cash equivalents are considered Level 1 if there are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2—Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. Instruments in this category include non-exchange-traded derivatives such as over-the-counter forwards and options.

Level 3—Pricing inputs include significant inputs that have little or no observability as of the reporting date. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Financial assets and liabilities measured at fair value are classified in their entirety in the appropriate fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy. The Company primarily determines fair value measurements classified as Level 2 or Level 3 using a combination of the income and market valuation approaches. The process of determining the fair values is the responsibility of the derivative accounting department which reports to the Controller and Principal Accounting Officer. Inputs used to estimate the fair value of forwards, swaps and options include market-price curves, contract terms and prices, credit-risk adjustments, and discount factors. Additionally, for options, the Black-Scholes option valuation model and implied market volatility curves are used. Inputs used to estimate fair value in industry-standard models are categorized as Level 2 inputs as substantially all assumptions and inputs are observable in active markets throughout the full term of the instruments. On a daily basis, the Company obtains quoted forward prices for the electric and natural gas markets from an independent external pricing service. For interest rate swaps, the Company obtains monthly market values from an independent external pricing service using London Interbank Offered Rate (LIBOR) forward rates, which is a significant input. Some of the inputs of the interest rate swap valuations, which are less significant, include the credit standing of the counterparties, assumptions for time value and the impact of the Company’s nonperformance risk of its liabilities. The Company classifies cash and cash equivalents, and restricted cash as Level 1 financial instruments due to cash being at stated value, and cash equivalents at quoted market prices.

The Company considers its electric, natural gas and interest rate swap contracts as Level 2 derivative instruments as such contracts are commonly traded as over-the-counter forwards with indirectly observable price quotes. However, certain energy derivative instruments with maturity dates falling outside the range of observable price quotes are classified as Level 3 in the fair value hierarchy. Management’s assessment is based on the trading activity in real-time and forward electric and natural gas markets. Each quarter, the Company confirms the validity of pricing-service quoted prices used to value Level 2 commodity contracts with the actual prices of commodity contracts entered into during the most recent quarter.

Assets and Liabilities with Estimated Fair Value

The following table presents the carrying value for cash, cash equivalents, restricted cash, notes receivable and short-term debt by fair value hierarchy level. The carrying values below are representative of fair values due to the short-term nature of these financial instruments.

Puget Energy	Carrying / Fair Value At September 30, 2015			Carrying / Fair Value At December 31, 2014
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Cash and cash equivalents	$20,200	$—	$20,200	$37,527	$—	$37,527
Restricted cash	7,036	—	7,036	32,863	—	32,863
Notes receivable and other investments	—	50,294	50,294	—	53,503	53,503

Total assets	$27,236	$50,294	$77,530	$70,390	$53,503	$123,893

Liabilities:
Short-term debt	$79,500	$—	$79,500	$85,000	$—	$85,000

Total liabilities	$79,500	$—	$79,500	$85,000	$—	$85,000

Puget Sound Energy	Carrying / Fair Value At September 30, 2015			Carrying / Fair Value At December 31, 2014
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Cash and cash equivalents	$19,419	$—	$19,419	$37,466	$—	$37,466
Restricted cash	7,036	—	7,036	32,863	—	32,863
Notes receivable and other investments	—	50,294	50,294	—	53,503	53,503

Total assets	$26,455	$50,294	$76,749	$70,329	$53,503	$123,832

Liabilities:
Short-term debt	$79,500	$—	$79,500	$85,000	$—	$85,000
Short-term debt owed to parent	—	—	—	—	28,933	28,933

Total liabilities	$79,500	$—	$79,500	$85,000	$28,933	$113,933

The fair value of the junior subordinated and long-term notes was estimated using the discounted cash flow method with the U.S. Treasury yields and the Company’s credit spreads as inputs, interpolating to the maturity date of each issue. Carrying values and estimated fair values were as follows:

Puget Energy	September 30, 2015			December 31, 2014
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$269,915	$250,000	$276,235
Long-term debt (fixed-rate), net of discount	2	5,113,717	6,364,901	4,694,608	6,083,554
Long-term debt (variable-rate)	2	—	—	299,000	299,000

Total liabilities		$5,363,717	$6,634,816	$5,243,608	$6,658,789

Puget Sound Energy	September 30, 2015			December 31, 2014
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$269,915	$250,000	$276,235
Long-term debt (fixed-rate), net of discount	2	3,524,369	4,358,964	3,513,259	4,437,473

Total liabilities		$3,774,369	$4,628,879	$3,763,259	$4,713,708

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the Company’s financial assets and liabilities by level, within the fair value hierarchy, that were accounted for at fair value on a recurring basis:

Puget Energy	Fair Value At September 30, 2015			Fair Value At December 31, 2014
(Dollars in Thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Liabilities:
Interest rate derivative instruments	$7,622	$—	$7,622	$9,073	$—	$9,073

Total liabilities	$7,622	$—	$7,622	$9,073	$—	$9,073

Puget Energy and Puget Sound Energy	Fair Value At September 30, 2015			Fair Value At December 31, 2014
(Dollars in Thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$9,369	$6,547	$15,916	$1,654	$3,168	$4,822
Natural gas derivative instruments	3,535	2,629	6,164	18,064	1,462	19,526

Total assets	$12,904	$9,176	$22,080	$19,718	$4,630	$24,348

Liabilities:
Electric derivative instruments	$92,483	$18,989	$111,472	$91,998	$15,230	$107,228
Natural gas derivative instruments	66,560	3,009	69,569	85,305	3,502	88,807

Total liabilities	$159,043	$21,998	$181,041	$177,303	$18,732	$196,035

The following table presents the Company’s reconciliation of the changes in the fair value of Level 3 derivatives in the fair value hierarchy:

Puget Energy and Puget Sound Energy	Three Months Ended September 30,
(Dollars in Thousands)	2015			2014
Level 3 Roll-Forward Net Asset/(Liability)	Electric	Natural Gas	Total	Electric	Natural Gas	Total
Balance at beginning of period	$(15,370)	$823	$(14,547)	$(4,693)	$(273)	$(4,966)
Changes during period:
Realized and unrealized energy derivatives:
Included in earnings[1]	(1,403)	—	(1,403)	(3,116)	—	(3,116)
Included in regulatory assets / liabilities	—	1,295	1,295	—	(725)	(725)
Settlements[3]	1,017	(2,122)	(1,105)	(965)	(680)	(1,645)
Transferred into Level 3	—	—	—	2,055	—	2,055
Transferred out of Level 3	3,314	(376)	2,938	(6,488)	(60)	(6,548)

Balance at end of period	$(12,442)	$(380)	$(12,822)	$(13,207)	$(1,738)	$(14,945)

Puget Energy and Puget Sound Energy	Nine Months Ended September 30,
(Dollars in Thousands)	2015			2014
Level 3 Roll-Forward Net Asset/(Liability)	Electric	Natural Gas	Total	Electric	Natural Gas	Total
Balance at beginning of period	$(12,061)	$(2,039)	$(14,100)	$(15,421)	$(361)	$(15,782)
Changes during period:
Realized and unrealized energy derivatives:
Included in earnings[2]	(10,505)	—	(10,505)	1,939	—	1,939
Included in regulatory assets / liabilities	—	4,233	4,233	—	1,654	1,654
Settlements[3]	1,182	(2,420)	(1,238)	1,114	(1,256)	(142)
Transferred into Level 3	(787)	—	(787)	5,155	(585)	4,570
Transferred out of Level 3	9,729	(154)	9,575	(5,994)	(1,190)	(7,184)

Balance at end of period	$(12,442)	$(380)	$(12,822)	$(13,207)	$(1,738)	$(14,945)

[1]	Income Statement locations: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(1.5) million and $(3.3) million for the three months ended September 30, 2015 and 2014, respectively.
[2]	Income Statement locations: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(10.4) million and $(3.3) million for the nine months ended September 30, 2015 and 2014, respectively.
[3]	The Company had no purchases, sales or issuances during the reported periods.

Realized gains and losses on energy derivatives for Level 3 recurring items are included in energy costs in the Company’s consolidated statements of income under purchased electricity, electric generation fuel or purchased natural gas when settled. Unrealized gains and losses on energy derivatives for Level 3 recurring items are included in net unrealized (gain) loss on derivative instruments in the Company’s consolidated statements of income.

In order to determine which assets and liabilities are classified as Level 3, the Company receives market data from its independent external pricing service defining the tenor of observable market quotes. To the extent any of the Company’s commodity contracts extend beyond what is considered observable as defined by its independent pricing service, the contracts are classified as Level 3. The actual tenor of what the independent pricing service defines as observable is subject to change depending on market conditions. Therefore, as the market changes, the same contract may be designated Level 3 one month and Level 2 the next, and vice versa. The changes of fair value classification into or out of Level 3 are recognized each month, and reported in the Level 3 Roll-Forward table above. The Company did not have any transfers between Level 2 and Level 1 during the reported periods. The Company does periodically transact at locations, or market price points, that are illiquid or for which no prices are available from the independent pricing service. In such circumstances, the Company uses a more liquid price point and performs a 15-month regression against the illiquid locations to serve as a proxy for market prices. Such transactions are classified as Level 3. The Company does not use internally developed models to make adjustments to significant unobservable pricing inputs.

The only significant unobservable input into the fair value measurement of the Company’s Level 3 assets and liabilities is the forward price for electric and natural gas contracts. The following table presents the forward price ranges for the Company’s Level 3 commodity contracts as of September 30, 2015:

	Fair Value		Valuation Technique	Unobservable Input	Range		Weighted Average
(Dollars in Thousands)	Assets[1]	Liabilities[1]			Low	High
Electric	$6,547	$18,989	Discounted cash flow	Power Prices	$13.39 per MWh	$30.06 per MWh	$24.05 per MWh
Natural gas	$2,629	$3,009	Discounted cash flow	Natural Gas Prices	$1.56 per MMBtu	$3.13 per MMBtu	$2.40 per MMBtu

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.

The following table presents the forward price ranges for the Company’s Level 3 commodity contracts as of December 31, 2014:

	Fair Value		Valuation Technique	Unobservable Input	Range		Weighted Average
(Dollars in Thousands)	Assets[1]	Liabilities[1]			Low	High
Electric	$3,168	$15,230	Discounted cash flow	Power Prices	$21.79 per MWh	$35.46 per MWh	$32.89 per MWh
Natural gas	$1,462	$3,502	Discounted cash flow	Natural Gas Prices	$3.11 per MMBtu	$3.83 per MMBtu	$3.28 per MMBtu

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.

The significant unobservable inputs listed above would have a direct impact on the fair values of the above instruments if they were adjusted. Consequently, significant increases or decreases in the forward prices of electricity or natural gas in isolation would result in a significantly higher or lower fair value for Level 3 assets and liabilities. Generally, interrelationships exist between market prices of natural gas and power. As such, an increase in natural gas pricing would potentially have a similar impact on forward power markets. At September 30, 2015 and December 31, 2014, a hypothetical 10% increase or decrease in market prices of natural gas and electricity would change the fair value of the Company’s derivative portfolio, classified as Level 3 within the fair value hierarchy, by $0.3 million and $3.9 million, respectively.

Long-Lived Assets Measured at Fair Value on a Nonrecurring Basis

Puget Energy records fair value of its intangible assets in accordance with ASC 360, “Property, Plant, and Equipment,” (ASC 360). The fair value assigned to the power contracts was determined using an income approach comparing the contract rate to the market rate for power over the remaining period of the contracts incorporating non-performance risk. Management also incorporated certain assumptions related to quantities and market presentation that it believes market participants would make in the valuation. The fair value of the power contracts is amortized as the contracts settle.

ASC 360 requires long-lived assets to be tested for impairment on an annual basis, and upon the occurrence of any events or circumstances that would be more likely than not to reduce the fair value of the long-lived assets below their carrying value. One such triggering event is a significant decrease in the forward market prices of power.

At September 30, 2015, Puget Energy completed a valuation and impairment test of its purchased power contracts classified as intangible assets. The valuation indicated an impairment to the Wells hydro contract. As of September 30, 2015, the carrying value for this contract was $42.4 million and its fair value on a discounted basis was $35.7 million, thereby requiring a write-down of $6.7 million to this intangible asset with a corresponding reduction in the regulatory liability. The forward market prices of power for the duration of the Wells hydro contract decreased on average 11% from March 31, 2015 to September 30, 2015, which caused the impairments.

Below are significant unobservable inputs used in valuing the impaired long-term purchased power contract on September 30, 2015:

Valuation Technique	Unobservable Input	Low	High	Average
Discounted cash flow	Power prices	$18.38 per MWh	$27.92 per MWh	$24.88 per MWh
Discounted cash flow	Power contract costs (in thousands)	$4,100 per qtr.	$4,659 per qtr.	$4,388 per qtr.